DERIVATIVES (Narrative) (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) bbl	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) bbl	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) bbl	Dec. 31, 2014 USD ($) bbl	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Gain (loss) on fair value hedge ineffectiveness | $	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ (7,264,000)
Crude Oil and Feedstock Inventory [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	0		0		0	0
Crude Oil and Feedstock Inventory [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	0		0		0	662,579
Intermediates and Refined Products Inventory [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	0		0		0	0
Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, notional amount, volume	3,284,395		3,284,395		3,776,011
Intermediates and Refined Products Inventory [Member] | Fair Value Hedging [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume					3,776,011	3,106,325
Crude Oil Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	22,482,500		22,482,500		39,577,000	47,339,000
Refined Product Commodity Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, notional amount, volume	8,927,000		8,927,000		4,599,136	1,970,871